RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Total revenues recorded under these agreements for the years ended December 31, 2017, 2016 and 2015 are reflected in the table below:

	For the Years Ended December 31,
	2017	2016	2015
	(Amounts in thousands)
MCC Admin Agreement	$3,799	$3,935	$3,973
SIC Admin Agreement	3,031	2,848	2,142
Funds Admin Agreements	1,264	893	218
Total administrative fees from related parties	$8,094	$7,676	$6,333

Amounts due from related parties under these agreements are reflected in the table below:

	As of December 31,
	2017	2016
	(Amounts in thousands)
Amounts due from MCC under the MCC Admin Agreement	$867	$916
Amounts due from SIC under the SIC Admin Agreement	696	851
Amounts due from entities under the Funds Admin Agreements	340	301
Total administrative fees receivable	$1,903	$2,068